SCHEDULE OF STOCK OPTION ACTIVITIES (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Number of shares, Beginning Balance	20,000	20,000
Weighted average exercise price, Beginning Balance	$ 10.20	$ 10.20
Number of shares, Options expired
Weighted average exercise price, Options expired
Number of shares,Options granted			20,000
Weighted average exercise price, Options granted			$ 10.20
Number of shares, Ending Balance	20,000	20,000	20,000
Weighted average exercise price, Ending Balance	$ 10.20	$ 10.20	$ 10.20